Fair value of financial instruments - Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) (Details) (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 2
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 133,874	€ 142,832	€ 121,640
Financial liabilities, at fair value	166,542	163,733	103,807
Level 2 | Financial assets and liabilities | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	106,993	110,721	76,738
Level 2 | Financial assets and liabilities | Financial assets held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	17,717	11,595	3,608
Level 2 | Financial assets and liabilities | Financial assets held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	14,061	16,502	10,397
Level 2 | Financial assets and liabilities | Financial assets held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	11,418	9,550	6,829
Level 2 | Financial assets and liabilities | Financial assets held for trading | Debt and equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	8,683	6,537	2,312
Level 2 | Financial assets and liabilities | Financial assets held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	55,114	66,537	53,592
Level 2 | Financial assets and liabilities | Financial assets held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	44,987	54,367	43,700
Level 2 | Financial assets and liabilities | Financial assets held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	836	916	539
Level 2 | Financial assets and liabilities | Financial assets held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,210	2,681	2,112
Level 2 | Financial assets and liabilities | Financial assets held for trading | Interest rate futures
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	33	113	409
Level 2 | Financial assets and liabilities | Financial assets held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	126	354	439
Level 2 | Financial assets and liabilities | Financial assets held for trading | Other Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,922	8,106	6,393
Level 2 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,297	8,069	4,761
Level 2 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,665	6,687	4,204
Level 2 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2	2	9
Level 2 | Financial assets and liabilities | Hedging derivatives | Other Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	630	1,380	548
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,050	2,080	1,273
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	815	643	415
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	539	809	589
Level 2 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	696	628	269
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,846	6,586	13,426
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	459	673	3,152
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	6,189	5,769	10,270
Level 2 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	198	144	4
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	12,688	15,376	25,442
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5	9	74
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9,638	11,869	21,585
Level 2 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	3,045	3,498	3,783
Level 2 | Financial assets and liabilities | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	101,103	98,533	68,930
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7,808	5,759	1,038
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	17,862	9,796	6,488
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	19,837	12,226	6,141
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	49,380	64,147	53,234
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	39,395	51,191	42,438
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	2,207	3,268	2,720
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	549	769	658
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	466	591	446
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Interest rate and equity futures
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	101	807	184
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Other Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,662	7,521	6,788
Level 2 | Financial assets and liabilities | Financial liabilities held for trading | Short positions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,216	6,605	2,029
Level 2 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	7,650	9,214	5,463
Level 2 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6,866	8,142	4,149
Level 2 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	1
Level 2 | Financial assets and liabilities | Hedging derivatives | Other Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	783	1,072	1,314
Level 2 | Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	40,313	39,905	11,172
Level 2 | Liabilities under insurance contracts
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	17,476	16,081	18,242
Level 3
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	10,351	8,290	7,667	€ 8,543
Financial liabilities, at fair value	1,227	925	629	905
Level 3 | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,086	383	537	740
Level 3 | Financial assets held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	24	0
Level 3 | Financial assets held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,147	340	513	730
Level 3 | Financial assets held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	577	139	224	272
Level 3 | Financial assets held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9	4	12	22
Level 3 | Financial assets held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	153	39	182	241
Level 3 | Financial assets held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	235	48	41	94
Level 3 | Financial assets held for trading | Other Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	173	110	54	101
Level 3 | Financial assets held for trading | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1	1	2	3
Level 3 | Financial assets held for trading | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	914	42	22	7
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,095	1,833	1,865	934
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	287	239	268	295
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,495	1,269	1,231	505
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	313	325	366	134
Level 3 | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	181	427	418	649
Level 3 | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value			0	163
Level 3 | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	31	5	18	19
Level 3 | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	150	422	400	467
Level 3 | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,989	5,647	4,847	6,220
Level 3 | Financial assets at fair value through other comprehensive income | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	492	700	821	1,223
Level 3 | Financial assets at fair value through other comprehensive income | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	559	229	146	206
Level 3 | Financial assets at fair value through other comprehensive income | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,938	4,718	3,880	4,791
Level 3 | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	869	415	160	295
Level 3 | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	869	415	160	295
Level 3 | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	388	235	44	81
Level 3 | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	139	19	26	49
Level 3 | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	8	0	7	1
Level 3 | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	187	42	67	97
Level 3 | Financial liabilities held for trading | Other Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	147	119	16	65
Level 3 | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	29	151	151	€ 301
Level 3 | Financial assets and liabilities | Financial assets held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,086	383	537
Level 3 | Financial assets and liabilities | Financial assets held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial assets held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial assets held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	24	0	0
Level 3 | Financial assets and liabilities | Financial assets held for trading | Debt and equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	915	43	24
Level 3 | Financial assets and liabilities | Financial assets held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,147	340	513
Level 3 | Financial assets and liabilities | Financial assets held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	577	139	224
Level 3 | Financial assets and liabilities | Financial assets held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	9	4	12
Level 3 | Financial assets and liabilities | Financial assets held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	153	39	182
Level 3 | Financial assets and liabilities | Financial assets held for trading | Interest rate futures
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial assets held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	235	48	41
Level 3 | Financial assets and liabilities | Financial assets held for trading | Other Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	173	110	54
Level 3 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Other Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	2,095	1,833	1,865
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	1,495	1,269	1,231
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	313	325	366
Level 3 | Financial assets and liabilities | Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	287	239	268
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	181	427	418
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	0	0	0
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	31	5	18
Level 3 | Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	150	422	400
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	5,989	5,647	4,847
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Equity instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	492	700	821
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	559	229	146
Level 3 | Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	4,938	4,718	3,880
Level 3 | Financial assets and liabilities | Financial liabilities held for trading
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	869	415	160
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	869	415	160
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	388	235	44
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	139	19	26
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Exchange rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	8	0	7
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Index and securities options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	187	42	67
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Interest rate and equity futures
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Other Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	147	119	16
Level 3 | Financial assets and liabilities | Financial liabilities held for trading | Short positions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | Hedging derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6	14	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	6	14	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Interest rate options
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0
Level 3 | Financial assets and liabilities | Hedging derivatives | Other Derivatives
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	0	0	0
Level 3 | Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	29	151	151
Level 3 | Liabilities under insurance contracts
Measurement of financial assets and liabilities and recognition of fair value changes
Financial liabilities, at fair value	€ 323	€ 345	€ 318